Performance Management - Invesco Government & Agency Portfolio	May 28, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information is available on the Fund's website at www.invesco.com/us.
Premier Class Shares of the Fund have less than a year of performance; therefore, the returns shown are those of the Fund’s Institutional Class shares. Although the Premier Class shares are invested in the same portfolio of securities, Premier Class shares’ returns of the Fund will be different from Institutional Class returns of the Fund as they have different expenses.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	Premier Class Shares of the Fund have less than a year of performance; therefore, the returns shown are those of the Fund’s Institutional Class shares.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Institutional	Period Ended	Returns
Year-to-date	March 31, 2024	1.31%
Best Quarter	December 31, 2023	1.33%
Worst Quarter	December 31, 2020	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	1.31%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Premier Class[1]	5/28/2024	5.08%	1.82%	1.20%

1
Premier Class shares’ performance shown prior to the inception date is that of the Fund’s Institutional Class shares. Institutional Class shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Institutional Class shares is September 1, 1998.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Premier Class shares’ performance shown prior to the inception date is that of the Fund’s Institutional Class shares. Institutional Class shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Institutional Class shares is September 1, 1998.
Performance Availability Website Address [Text]	www.invesco.com/us